Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charge	£ 194	£ 12
Net book value of assets held under finance leases	16	29
Property, plant and equipment	5,166	4,882	£ 3,661
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charge	74	1
Property, plant and equipment	1,104	1,086	803
Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,654	8,191	7,149
Carrying Value | Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,515	1,455	£ 1,163
Carrying Value | Freehold Property | Globe House
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	185	£ 187
Venezuela
Disclosure Of Property Plant And Equipment [Line Items]
Indexation in respect of operations	149
Impairment charge	£ 110